Intangible Assets - Summary of Information For Cash-Generating Units (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fastkey [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	5.50%	1.70%
Discount rate	[2]	16.10%	12.80%
Data [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	5.50%	3.40%
Discount rate	[2]	23.10%	21.90%
Ensign [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]		1.70%
Discount rate	[2]		12.80%
Singapore Marketplace [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	5.50%
Discount rate	[2]	16.10%
Vietnam marketplace [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	6.00%	3.00%
Discount rate	[2]	23.00%	17.50%
Malaysia marketplace [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	4.00%
Discount rate	[2]	16.20%
Thailand marketplace [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	3.00%
Discount rate	[2]	15.60%
Indonesia Marketplace [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	4.60%
Discount rate	[2]	14.50%
Sendhelper [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	[1]	5.50%
Discount rate	[2]	18.30%
Bottom of range [member] | Fastkey [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	4.00%	16.00%
Bottom of range [member] | Data [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	45.00%	27.00%
Bottom of range [member] | Ensign [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]		12.00%
Bottom of range [member] | Singapore Marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	10.00%
Bottom of range [member] | Vietnam marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	18.00%	15.00%
Bottom of range [member] | Malaysia marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	20.00%
Bottom of range [member] | Thailand marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	14.00%
Bottom of range [member] | Indonesia Marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	11.00%
Bottom of range [member] | Sendhelper [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	25.00%
Top of range [member] | Fastkey [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	81.00%	21.00%
Top of range [member] | Data [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	234.00%	426.00%
Top of range [member] | Ensign [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]		52.00%
Top of range [member] | Singapore Marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	19.00%
Top of range [member] | Vietnam marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	38.00%	53.00%
Top of range [member] | Malaysia marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	36.00%
Top of range [member] | Thailand marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	29.00%
Top of range [member] | Indonesia Marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	27.00%
Top of range [member] | Sendhelper [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	[3]	160.00%

[1]	Weighted average growth rate used to extrapolate cash flows beyond the budget period
[2]	Pre-tax discount rate applied to the pre-tax cash flow projections
[3]	Budgeted revenue growth rate